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                             DRINKER BIDDLE & REATH
                     Philadelphia National Bank Building
                             1345 Chestnut Street
                         Philadelphia, PA 19107-3496
                                 (215) 988-2700

                               December 3, 1996


VIA EDGAR TRANSMISSION

Securities Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

        RE:   MUNICIPAL FUND FOR NEW YORK INVESTORS, INC.
              REGISTRATION NO. 2-82278

Ladies and Gentlemen:

        On behalf of Municipal Fund for New York Investors, Inc. (the "Fund") and pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), I hereby certify that (i) the Fund's prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 of the 1933 Act would not have differed from the prospectus and statement of additional information contained in the Funds's most recent post-effective amendment, Post-Effective Amendment No. 15 to the Fund's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 ("Post-Effective Amendment No. 15"), which was filed on November 27, 1996; and (ii) the text of Post-Effective Amendment No. 15 has been filed electronically.


                                        Sincerely,


                                        /s/ Henry S. Hilles, Jr.